UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     3V Capital Management LLC
Address:  3 Greenwich Office Park
          Greenwich, CT  06831

Form 13F File Number:  028-12288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Stagg
Title: Managing Member
Phone: (203) 660-6158

Signature, Place, and Date of Signing:


/s/ Scott Stagg              Greenwich, CT          August 13, 2007
     [Signature]             [City, State]              [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $163,603 (in thousands)

List of Other Included Managers:


* Messrs. Scott Stagg and Gary Katcher are the investment managers of 3V Capital Management LLC and 3V Capital Advisors LLC which have investment discretion over the investment portfolios reported herein.

                                  Title Of                Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                     Class         CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
AES CORP                      Common           00130H105   5,393   246,500 SH         SHARED              246,500
ALTRIA GROUP INC              Common           02209S103     105     1,500 SH         SHARED                1,500
AQUILA INC                    Common           03840P102   1,656   405,000 SH         SHARED              405,000
ATLAS AIR WORLDWIDE HLDGS INC Common New       049164205   7,320   124,200 SH         SHARED              124,200
AUGUSTA RESOURCE CORP         Common New       050912203   1,420   488,200 SH         SHARED              488,200
BOYD GAMING CORP              Common           103304101   1,107    22,500 SH         SHARED               22,500
CMS ENERGY CORP               Common           125896100   3,182   185,000 SH         SHARED              185,000
CORE MARK HOLDING CO INC      Common           218681104   5,516   153,305 SH         SHARED              153,305
DELTA AIR LINES INC DEL       Common New       247361702     221    11,225 SH         SHARED               11,225
FIELDSTONE INVT CORP          Common           31659U300   2,443   671,056 SH         SHARED              671,056
GRACE W R & CO DEL NEW        Common           38388F108   6,620   270,313 SH         SHARED              270,313
HAYNES INTERNATIONAL INC      Common New       420877201  10,965   129,870 SH         SHARED              129,870
INTERNET COMMERCE CORP        CL A             46059F109   1,499   443,509 SH         SHARED              443,509
IPCS INC                      Common New       44980Y305  35,661 1,052,883 SH         SHARED            1,052,883
MIRANT CORP NEW               Common           60467R100      37       879 SH         SHARED                  879
MIRANT CORP NEW - A           *W EXP 01/03/201 60467R118     921    40,016 SH         SHARED               40,016
MIRANT CORP NEW - B           *W EXP 01/03/201 60467R126     875    35,996 SH         SHARED               35,996
NORTHWEST AIRLS CORP          Common           667280408   7,309   170,624 SH         SHARED              170,624
NRG ENERGY INC                Common New       629377508  25,636   616,700 SH         SHARED              616,700
OWENS CORNING NEW             Common           690742101   4,372   130,000 SH         SHARED              130,000
RIVIERA HOLDINGS CORP         Common           769627100   8,691   239,100 SH         SHARED              239,100
SHENANDOAH TELECOMMUNICATION  Common           82312B106  28,728   565,171 SH         SHARED              565,171
UNIFI INC                     Common           904677101   1,028   392,200 SH         SHARED              392,200
UNIVERSAL POWER GROUP INC     Common           913788105   2,898   629,900 SH         SHARED              629,900
                                                         163,603